REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of revenue from contracts with customers [Abstract]
Schedule of Disaggregation of Revenue	The following tables present the Company’s revenues disaggregated by type of contracts, by revenue source regarding the industry vertical of the client and by currency. The Company provides technology services to enterprises in a range of industry verticals such as banks, financial services and insurance, media and entertainment, professional services, consumer, retail and manufacturing, technology and telecommunications, travel and hospitality and health care. The Company understands that disaggregating revenues into these categories achieves the disclosure objective to depict how the nature, amount, timing, and uncertainty of revenues may be affected by economic factors. However, this information is not considered by the chief operating decision-maker to allocate resources and in assessing financial performance of the Company. As noted in the business segment reporting information in note 27, the Company operates in a single operating and reportable segment.

	For the year ended December 31,
By Industry vertical	2022	2021	2020
Media and Entertainment	376,134	272,703	187,071
Banks, Financial Services and Insurance	359,940	308,227	193,364
Consumer, Retail & Manufacturing	254,500	197,620	105,876
Technology & Telecommunications	250,299	155,665	96,643
Professional Services	235,553	167,997	103,133
Travel & Hospitality	139,170	87,567	67,634
Health Care	128,669	96,334	53,781
Other Verticals	35,978	10,965	6,637
TOTAL	1,780,243	1,297,078	814,139

	For the year ended December 31,
By Currency(*)	2022	2021	2020
United States dollar (USD)	1,415,226	977,349	699,769
European euro (EUR)	116,469	111,177	35,454
Mexican peso (MXN)	57,526	40,064	21,624
Argentine peso (ARS)	57,329	47,039	33,594
Chilean peso (CLP)	42,568	57,610	3,237
Pound sterling (GBP)	31,445	20,565	1,331
Brazilian real (BRL)	30,886	23,850	10,795
Peruvian Sol (PEN)	13,435	9,058	8
Colombian peso (COP)	12,971	9,803	7,791
Others	2,388	563	536
TOTAL	1,780,243	1,297,078	814,139

(*) Billing currency.

	For the year ended December 31,
By Contract Type	2022	2021	2020
Time and material contracts	1,472,894	1,062,171	698,943
Fixed-price contracts	273,344	218,846	107,033
Subscription	33,963	16,039	8,156
Others	42	22	7
TOTAL	1,780,243	1,297,078	814,139